14. Property and equipment	12 Months Ended
Dec. 31, 2018
Property And Equipment
Property and equipment
	Balance at 2016	Additions	Depreciation	Disposals (**)	Transfers (***)	Assets held for sale and discontinued operations (*)	Balance at 2017	Additions	Depreciation	Disposals	Transfers	Assets held for sale and discontinued operations (*)	Balance at 2018

Land	1,414	-	-	(31)	(21)	-	1,362	46	-	(56)	13	1	1,366
Buildings	1,856	113	(59)	(225)	85	-	1,770	175	(57)	(71)	(46)	2	1,773
Leasehold improvements	3,284	295	(254)	(156)	342	(19)	3,492	479	(292)	(124)	361	(73)	3,843
Machinery and equipment	1,340	158	(234)	(77)	118	(43)	1,262	182	(235)	(79)	292	(114)	1,308
Facilities	433	109	(46)	(20)	5	6	487	76	(54)	(20)	27	(15)	501
Furniture and fixtures	543	55	(79)	(14)	60	(25)	540	92	(84)	(26)	116	(43)	595
Vehicles	2	-	(1)	(6)	5	1	1	-	(1)	(30)	1	30	1
Construction in progress	204	596	-	(4)	(595)	(75)	126	809	-	(13)	(755)	9	176
Other	63	41	(21)	(3)	(11)	(6)	63	39	(23)	(1)	(9)	(11)	58
Total	9,139	1,367	(694)	(536)	(12)	(161)	9,103	1,898	(746)	(420)	-	(214)	9,621

Finance lease
Equipment	9	-	(2)	-	(1)	-	6	-	(2)	(1)	-	-	3
IT equipment	8	-	(3)	-	-	-	5	-	(2)	-	-	-	3
Furniture and fixtures	6	-	(2)	-	-	-	4	-	(1)	-	-	-	3
Buildings	20	-	-	-	-	-	20	-	-	-	-	-	20
	43	-	(7)	-	(1)	-	35	-	(5)	(1)	-	-	29
Total	9,182	1,367	(701)	(536)	(13)	(161)	9,138	1,898	(751)	(421)	-	(214)	9,650

 (*) See note 32

(**) Out of the total of the disposals, the amount of R$137 refers to the damage on Distribution Center located in Osasco due to a fire occurred on December 27, 2017, R$123 refers to the sale of a Distribution Center and the remaining amount refers substantially to closure of stores.

(***) R$(22) refers to reclassification of a land to held for sale.

	2018			2017
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net
Land	1,366	-	1,366	1,362	-	1,362
Buildings	2,585	(812)	1,773	2,705	(935)	1,770
Leasehold improvements	5,868	(2,025)	3,843	5,310	(1,818)	3,492
Machinery and equipment	2,957	(1,649)	1,308	2,828	(1,566)	1,262
Facilities	865	(364)	501	817	(330)	487
Furniture and fixtures	1,287	(692)	595	1,209	(669)	540
Vehicles	8	(7)	1	8	(7)	1
Construction in progress	176	-	176	126	-	126
Other	198	(140)	58	183	(120)	63
	15,310	(5,689)	9,621	14,548	(5,445)	9,103

Finance lease
Equipment	23	(20)	3	26	(20)	6
IT equipment	45	(42)	3	46	(41)	5
Furniture and fixtures	14	(11)	3	14	(10)	4
Buildings	43	(23)	20	43	(23)	20
	125	(96)	29	129	(94)	35
Total	15,435	(5,785)	9,650	14,677	(5,539)	9,138

14.1.Guarantees

At December 31, 2018 and 2017, the Group  had collateralized property and equipment items in relating to certain legal claims, as disclosed in note 21.6.

14.2.Capitalized borrowing costs

Capitalized borrowing costs for the year ended December 31, 2018 were R$23 (R$16 for the year ended December 31, 2017). The rate used for the capitalization of borrowing costs was 101.78% of Brazilian CDI (101.66% in 2017), corresponding to the effective interest rate of the Group’s borrowings.

14.3.Additions to property and equipment for cash flow presentation purposes are as follows:

	2018	2017
Additions (i)	1,898	1,367
Capitalized borrowing costs	(22)	(16)
Property and equipment financing - Additions (ii)	(1,482)	(553)
Property and equipment financing - Payments (ii)	1,436	604
Total	1,830	1,402

(i)      The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.

(ii)     The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net for the items that did not impact cash flow.

14.4.Other information

At December 31, 2018, the Group recorded im cost of sales an amount of R$49 (R$54 at December 31, 2017) related to the depreciation of its machinery, buildings and facilities related to the distribution centers.

For the years ended December 31, 2018, 2017 and 2016, the Group did not recognize any impairment loss. The recoverable amount was the value in use for each cash-generating unit. See more details in note 6.1(a).